DEBT - Summary of short-term and long-term debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)
Short-term debt:
Short-term bank borrowings	$ 35,000	¥ 65,000		¥ 60,000
Long-term bank borrowings, current portion		150,653		56,087
Capital lease and other financing arrangement payable, current portion		103,450		15,961
Subtotal		319,103	$ 44,644	132,048
Long-term debt:
Long-term bank borrowings, non-current portion		102,473		76,176
Capital lease and other financing arrangement payable, non-current portion		298,682		65,303
Other long term payable		27,190		24,000
Subtotal		428,345	$ 59,928	165,479
Total		¥ 747,448		¥ 297,527